Debt (Canadian Credit Facilities) (Details)	12 Months Ended																			12 Months Ended
	Dec. 31, 2012 Term Credit Facilities [Member] USD ($)	Dec. 31, 2012 Term Credit Facilities [Member] CAD	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] USD ($)	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] CAD	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] LIBOR [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] Prime Rate [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility A) [Member] Base Rate [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility B) [Member] USD ($)	Dec. 31, 2012 Canadian Credit Facilities (Facility B) [Member] CAD	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] USD ($)	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] CAD	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] LIBOR [Member] Scenario One [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] LIBOR [Member] Scenario Two [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Prime Rate [Member] Scenario One [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Prime Rate [Member] Scenario Two [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Base Rate [Member] Scenario One [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility C) [Member] Base Rate [Member] Scenario Two [Member]	Dec. 31, 2012 Canadian Credit Facilities (Facility D) [Member] CAD	Dec. 31, 2012 Canadian Credit Facilities (Facility E) [Member] CAD	Dec. 31, 2012 Scenario One [Member]	Dec. 31, 2012 Scenario Two [Member]
Line of Credit Facility [Line Items]
Maximum credit facilities amount borrowed	$ 23,100,000	23,000,000		10,000,000					2,000,000		10,000,000							50,000	1,000,000
Canadian facilities secured by a first-ranking lien		25,000,000
Minimum fixed charge coverage ratio (in ratio)	1.25	1.25
Maximum funded debt to EBITDA ratio (in ratio)	2.75	2.75
Debt to capitalization (in percent)	0.6	0.6
Description of line of credit facility restriction	(i) provide any funding to any person, including affiliates, in an aggregate amount exceeding $5.0 million CAD or (ii) make distributions in an aggregate amount exceeding 50% of Pioneer Electrogroup Canada Inc.?s previous year?s net income.	(i) provide any funding to any person, including affiliates, in an aggregate amount exceeding $5.0 million CAD or (ii) make distributions in an aggregate amount exceeding 50% of Pioneer Electrogroup Canada Inc.?s previous year?s net income.
Interest rate spread			0.50%	0.50%	2.00%	0.50%	0.50%	1.00%	1.00%			2.50%	2.25%	1.25%	1.00%	1.25%	1.00%
Credit facilities amount outstanding	$ 10,800,000		$ 200,000					$ 1,500,000		$ 9,100,000
Standby fee percentage																				0.625%	0.5625%